Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts payable	$ 3,807,558		$ 4,283,397
Accrued compensation and benefits	1,408,477		2,176,070
Accrued interest	338,594		558,358
Accrued sales and use tax			999,547
Accrued financing lease	0	$ 641,558	446,890
Other accrued liabilities	841,419		879,397
Total accounts payable and accrued liabilities	$ 6,396,048	9,330,442	9,343,659
Previously Reported [Member]
Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts payable		5,528,161
Accrued compensation and benefits		2,320,871
Accrued interest		574,232
Accrued sales and use tax		1,240,381
Accrued financing lease		641,558
Other accrued liabilities		1,231,572
Total accounts payable and accrued liabilities		$ 11,536,775	$ 9,343,659